Intangible Assets (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total operating expenses	$ (1,421,677)	$ (295,422)	$ (2,561,908)	$ (769,549)
Net loss	$ (1,432,079)	$ (297,129)	$ (2,539,677)	$ (779,779)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.12)	$ (0.07)	$ (0.27)	$ (0.38)
Weighted average outstanding common shares - basic and diluted (in shares)	11,579,239	4,052,116	9,513,660	2,028,506